Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Information [Abstract]
Schedule of Company's Performance and Making Key Decisions Regarding Resource Allocation

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
General and administrative costs	$1,068,469	$873,724	$2,053,784	$1,045,584
Interest earned on investments held in Trust Account	$2,740,218	$3,103,744	$5,438,602	$6,188,872

	June 30, 2026	December 31, 2025
Cash	$142,798	$1,175,051
Investments held in Trust Account	$312,319,510	$306,880,908

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Year Ended December 31, 2025	For the Period from March 12, 2024 (Inception) Through December 31, 2024
General and operating costs	$6,484,916	$453,416
Interest earned on investments held in Trust Account	$12,263,666	$5,679,743
	December 31, 2025	December 31, 2024
Cash	$1,175,051	$821,188
Investments held in Trust Account	$306,880,908	$294,617,243